DERIVATIVES AND HEDGING: (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Designated as hedging instruments
DERIVATIVES AND HEDGING:
Aggregate notional amount	$ 31,000
Forward contract
DERIVATIVES AND HEDGING:
Derivative foreign currency exchange rate fluctuation period	12 months
Fair value of outstanding contracts amount, assets	$ 562